CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 56,304	349,343	249,126
Restricted cash			15,725
Short-term investments	6,827	42,361	51,772
Accounts receivable	89,153	553,157	140,049
Prepayments and other current assets	31,083	192,855	91,585
Amounts due from related parties	981	6,087	6,097
Deferred tax assets, net	464	2,880	1,100
Total current assets	184,812	1,146,683	555,454
Non-current assets:
Property and equipment, net	3,804	23,602	13,085
Goodwill	91,036	564,841	564,841
Intangible assets, net	34,258	212,560	86,891
Prepayments	2,804	17,400	23,000
Equity method investments, net	2,790	17,311
Long-term investments, net	20,773	128,888	2,000
Deferred tax assets, net	822	5,105	2,714
Other non-current assets	11,479	71,225	5,139
Total non-current assets	167,766	1,040,932	697,670
TOTAL ASSETS	352,578	2,187,615	1,253,124
Current liabilities:
Short-term bank borrowing	0	0	14,000
Accounts payable (including accounts payable of the variable interest entities ("VIEs") without recourse to the Company of RMB35,178 and RMB164,495 (US$26,512) as of December 31, 2013 and 2014, respectively)	30,540	189,491	59,170
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the VIEs without recourse to the Company of RMB23,618 and RMB78,434 (US$12,641) as of December 31, 2013 and 2014, respectively)	14,618	90,697	41,174
Deferred revenue (including deferred revenue of the VIEs without recourse to the Company of RMB1,722 and RMB17,819 (US$2,872) as of December 31, 2013 and 2014, respectively)	2,873	17,824	12,413
Income tax payable	456	2,829	1,851
Amounts due to related parties	1,541	9,560
Total current liabilities	50,028	310,401	128,608
Non-current liabilities:
Unrecognized tax benefits (including unrecognized tax benefits of the VIEs without recourse to the Company of RMB4,702 and RMB7,833 (US$1,262) as of December 31, 2013 and 2014, respectively)	2,622	16,270	9,970
Deferred tax liabilities	719	4,464	7,793
Other non-current liabilities (including other non-current liabilities of the VIEs without recourse to the Company of RMB2,000 and RMB2,000 (US$322) as of December 31, 2013 and 2014, respectively)	322	2,000	2,000
Total non-current liabilities	3,663	22,734	19,763
Total liabilities	53,691	333,135	148,371
Commitments and contingencies
Mezzanine equity:
Contingently redeemable ordinary shares (US$0.001 par value, 26,485,961 shares authorized; 26,485,961 and nil shares issued and outstanding as of December 31, 2013 and 2014, respectively; aggregate liquidation preference amount of RMB75,899 and nil as of December 31, 2013 and 2014, respectively; aggregate redemption amount of RMB77,677 and nil, respectively, as of December 31, 2013 and 2014)	0	0	77,677
Shareholders' equity:
Additional paid-in capital	258,655	1,604,851	1,003,417
Retained earnings	40,576	251,759	19,635
Accumulated other comprehensive income (loss)	(441)	(2,735)	122
Total China Mobile Games and Entertainment Group Limited's equity	299,239	1,856,664	1,025,474
Noncontrolling interests	(352)	(2,184)	1,602
Total shareholders' equity	298,887	1,854,480	1,027,076
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	$ 352,578	2,187,615	1,253,124